PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2025
PROPERTY, PLANT AND EQUIPMENT [Abstract]
PROPERTY, PLANT AND EQUIPMENT
12.	PROPERTY, PLANT AND EQUIPMENT

	2025
	Cost					Depreciations
						Accumulated at				Accumulated at
	Beginning				End of	the beginning				the end	Net book
Account	of the year	Additions	Retirements	Transfers	the year	of the year	Retirements	For the year	Rate %	of the year	value

Pipelines	2,433,488,565	-	-	14,941,551	2,448,430,116	1,422,270,851	-	63,880,305	2.2	1,486,151,156	962,278,960

Compressor plants	1,134,480,070	-	-	43,197,182	1,177,677,252	822,954,706	-	40,474,571	3.3 a 25	863,429,277	314,247,975

Other plants	1,299,630	-	-	-	1,299,630	478,234	-	40,340	3.3	518,574	781,056

Stations of regulation and/or measurement of pressure	92,205,769	371,643	-	4,542,838	97,120,250	72,705,131	-	1,348,343	4.0	74,053,474	23,066,776

Other technical installations	25,830,433	-	-	2,797,073	28,627,506	15,843,052	-	889,219	6.7	16,732,271	11,895,235

Subtotal assets related to Natural Gas Transportation segment regulated by ENARGAS	3,687,304,467	371,643	-	65,478,644	3,753,154,754	2,334,251,974	-	106,632,778		2,440,884,752	1,312,270,002

Non-regulated segment Pipelines	461,364,152	-	-	20,953,090	482,317,242	72,135,484	-	15,686,683	2.2	87,822,167	394,495,075

Non-regulated segment Compressor plants	76,152,076	-	-	941,920	77,093,996	65,352,871	-	6,276,221	3.3 a 25	71,629,092	5,464,904

Non-regulated segment Other plants	1,094,402,809	66,434	(309,674)	247,537,848	1,341,697,417	458,845,512	(90,677)	47,361,415	3.3	506,116,250	835,581,167

Non-regulated segment Stations of regulation and/or measurement of pressure	26,954,481	-	-	2,045,465	28,999,946	7,836,531	-	1,043,921	4.0	8,880,452	20,119,494

Non-regulated segment Other technical installations	9,708,169	-	-	-	9,708,169	7,561,485	-	801,595	6.7	8,363,080	1,345,089

Subtotal assets related to Midstream and Liquids Production and Commercialization segments	1,668,581,687	66,434	(309,674)	271,478,323	1,939,816,770	611,731,883	(90,677)	71,169,835		682,811,041	1,257,005,729

Lands	15,842,034	-	-	-	15,842,034	-	-	-	-	-	15,842,034

Buildings and constructions	166,770,156	-	-	2,567,938	169,338,094	81,549,377	-	4,196,185	2.0	85,745,562	83,592,532

Fittings and features in building	16,813,485	-	-	175,049	16,988,534	7,310,150	-	1,478,885	4.0	8,789,035	8,199,499

Machinery, equipment and tools	54,511,025	5,209,584	(4,186,032)	5,970	55,540,547	44,448,530	(3,499,816)	3,469,804	6.7 a 10	44,418,518	11,122,029

UT Machinery, equipment and tools	32,479	-	-	-	32,479	32,479	-	-	6.7 a 10	32,479	-

Computers and Telecommunication systems	241,152,392	253,524	(623,056)	7,378,494	248,161,354	194,697,803	(585,710)	13,108,907	6.7 a 20	207,221,000	40,940,354

Vehicles	24,152,066	3,956,200	(2,110,841)	2,658	26,000,083	17,579,452	(1,824,957)	1,840,267	20	17,594,762	8,405,321

Furniture	8,723,479	-	-	90,702	8,814,181	8,274,580	-	64,692	10	8,339,272	474,909

Materials	172,298,031	56,081,856	(4,632,647)	(36,423,858)	187,323,382	-	-	-	-	-	187,323,382

Line pack	19,512,960	-	-	-	19,512,960	987,162	-	-	-	987,162	18,525,798

Works in progress	362,445,404	177,038,407	(989,562)	(310,753,920)	227,740,329	-	-	-	-	-	227,740,329

Total	6,438,139,665	242,977,648	(12,851,812)	-	6,668,265,501	3,300,863,390	(6,001,160)	201,961,353		3,496,823,583	3,171,441,918

	2024
	Cost					Depreciations
											Reversal of Impairment
						Accumulated at				Accumulated at	of Property
Account	Beginning of the year	Additions	Retirements	Transfers	End of the year	the beginning of the year	Retirements	For the year	Rate %	the end of the year	plant and equipment	Net book value

Pipelines	2,416,011,391	112,291	(5,191,384)	22,556,267	2,433,488,565	1,410,424,830	(3,607,638)	55,068,262	2.2	1,461,885,454	(39,614,603)	1,011,217,714

Compressor plants	1,104,314,243	86,463	(7,089,027)	37,168,391	1,134,480,070	802,786,118	(6,539,215)	38,606,565	3.3 a 25	834,853,468	(11,898,762)	311,525,364

Other plants	945,849	-	-	353,781	1,299,630	466,621	-	30,681	3.3	497,302	(19,068)	821,396

Stations of regulation and/or measurement of pressure	89,042,422	-	(655,781)	3,819,128	92,205,769	71,434,720	(463,202)	2,264,433	4.0	73,235,951	(530,820)	19,500,638

Other technical installations	22,840,002	-	-	2,990,431	25,830,433	15,130,471	-	775,997	6.7	15,906,468	(63,416)	9,987,381

Subtotal assets related to Natural Gas Transportation segment regulated by ENARGAS	3,633,153,907	198,754	(12,936,192)	66,887,998	3,687,304,467	2,300,242,760	(10,610,055)	96,745,938		2,386,378,643	(52,126,669)	1,353,052,493

Non-regulated segment Pipelines	460,094,143	-	-	1,270,009	461,364,152	56,878,478	-	15,257,006	2.2	72,135,484	-	389,228,668

Non-regulated segment Compressor plants	76,151,455	-	-	621	76,152,076	58,775,071	-	6,577,800	3.3 a 25	65,352,871	-	10,799,205

Non-regulated segment Other plants	831,859,147	-	(112,769)	262,656,431	1,094,402,809	431,388,127	(38,999)	27,496,384	3.3	458,845,512	-	635,557,297

Non-regulated segment Stations of regulation and/or measurement of pressure	25,270,325	-	-	1,684,156	26,954,481	6,658,963	-	1,177,568	4.0	7,836,531	-	19,117,950

Non-regulated segment Other technical installations	9,708,169	-	-	-	9,708,169	6,759,890	-	801,595	6.7	7,561,485	-	2,146,684

Subtotal assets related to Midstream and Liquids Production and Commercialization segments	1,403,083,239	-	(112,769)	265,611,217	1,668,581,687	560,460,529	(38,999)	51,310,353		611,731,883	-	1,056,849,804

Lands	15,357,548	-	-	484,486	15,842,034	-	-	-	-	-	-	15,842,034

Buildings and constructions	155,391,347	-	(331,950)	11,710,759	166,770,156	77,713,448	(201,327)	4,037,256	2.0	81,549,377	-	85,220,779

Fittings and features in building	17,000,512	-	-	(187,027)	16,813,485	5,837,768	-	1,472,382	4.0	7,310,150	-	9,503,335

Machinery, equipment and tools	51,170,215	3,185,088	(5,094)	160,816	54,511,025	40,789,054	(5,094)	3,664,570	6.7 a 10	44,448,530	-	10,062,495

UT Machinery, equipment and tools	32,479	-	-	-	32,479	32,479	-	-	6.7 a 10	32,479	-	-

Computers and Telecommunication systems	227,218,701	-	-	13,933,691	241,152,392	183,083,677	-	11,614,126	6.7 a 20	194,697,803	-	46,454,589

Vehicles	21,767,906	2,827,933	(446,144)	2,371	24,152,066	16,368,950	(446,144)	1,656,646	20.0	17,579,452	-	6,572,614

Furniture	8,635,219	568	-	87,692	8,723,479	8,201,815	-	72,765	10.0	8,274,580	-	448,899

Materials	143,835,898	85,494,627	(1,170,938)	(55,861,556)	172,298,031	-	-	-	-	-	-	172,298,031

Line pack	19,512,960	-	-	-	19,512,960	987,162	-	-	-	987,162	-	18,525,798

Works in progress	341,897,434	323,378,417	-	(302,830,447)	362,445,404	-	-	-	-	-	-	362,445,404

Total	6,038,057,365	415,085,387	(15,003,087)	-	6,438,139,665	3,193,717,642	(11,301,619)	170,574,036		3,352,990,059	(52,126,669)	3,137,276,275

The following is the composition of the resulting net value of Property, plant and equipment as of December 31, 2025 and 2024:

	2025	2024
Cost	6,668,265,501	6,438,139,665
Accumulated depreciation	(3,496,823,583)	(3,352,990,059)
Reversal of Impairment	-	52,126,669
Total	3,171,441,918	3,137,276,275

As of December 31, 2025 and 2024, Property, plant and equipment contains the following assets for right of use:

	2025	2024
Other plants	1,600,835	4,002,086
Compressor plants	3,974,443	9,936,108
Other technical installations	451,926	1,129,816
Buildings	2,078,295	3,117,443
Total	8,105,499	18,185,453

The depreciations recorded in the years 2025, 2024 and 2023 of the right-of-use assets correspond to the following:

	2025	2024	2023
Other plants	(2,401,253)	(2,401,253)	(2,401,253)
Compressor plants	(5,961,665)	(5,961,665)	(5,961,665)
Other technical installations	(677,889)	(677,889)	(677,889)
Buildings	(1,039,147)	(1,039,147)	(1,039,147)
Total	(10,079,954)	(10,079,954)	(10,079,954)

The right to use these assets expires in September 2026 and December 2027.